Schedule H, Line 4i – Schedule of Assets (Held at End of Year)—Modified Cash Basis (Detail) - EBP 003 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number		55-0641179
EBP, Plan Number		003
EBP, Note Receivable from Participant		$ 391,889 [1]	$ 470,616
EBP, Asset Held for Investment		$ 282,101,147
Investment, Identifier [Axis]: American Beacon Small Cap Value R6 | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		American Beacon Small Cap Value R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		56,104
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,311,158
Investment, Identifier [Axis]: Fiam Core Plus Commingled Pool Class I | units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fiam Core Plus Commingled Pool Class I [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		245,360
EBP, Investment, Current Value, Type [Extensible Enumeration]		units [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 6,067,763
Investment, Identifier [Axis]: Galliard Stable Return Fund E | units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Galliard Stable Return Fund E [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		301,067
EBP, Investment, Current Value, Type [Extensible Enumeration]		units [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 19,077,264
Investment, Identifier [Axis]: Great Gray Trust Europacific Growth CT | units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Great Gray Trust Europacific Growth CT [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		465,204
EBP, Investment, Current Value, Type [Extensible Enumeration]		units [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 7,300,213
Investment, Identifier [Axis]: JP Morgan Large Cap Growth R6 | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		JP Morgan Large Cap Growth R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		149,018
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 12,881,124
Investment, Identifier [Axis]: MFS Large Cap Value CIT CL CT | units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MFS Large Cap Value CIT CL CT [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		610,705
EBP, Investment, Current Value, Type [Extensible Enumeration]		units [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 8,503,333
Investment, Identifier [Axis]: MFS Mid Cap Growth Fund CT | units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MFS Mid Cap Growth Fund CT [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		71,214
EBP, Investment, Current Value, Type [Extensible Enumeration]		units [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,245,071
Investment, Identifier [Axis]: MFS Mid Cap Value Fund CT | units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MFS Mid Cap Value Fund CT [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		31,499
EBP, Investment, Current Value, Type [Extensible Enumeration]		units [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 724,462
Investment, Identifier [Axis]: MassMutual Small Cap Gr Eq CIT Fee CI CT | units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MassMutual Small Cap Gr Eq CIT Fee CI CT [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		81,354
EBP, Investment, Current Value, Type [Extensible Enumeration]		units [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 854,487
Investment, Identifier [Axis]: NT Collective ACWI EX US IMI DC NL CT | units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NT Collective ACWI EX US IMI DC NL CT [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		25,623
EBP, Investment, Current Value, Type [Extensible Enumeration]		units [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,256,912
Investment, Identifier [Axis]: NT Collective AGG Bond NL Tier CT | units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NT Collective AGG Bond NL Tier CT [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		32,674
EBP, Investment, Current Value, Type [Extensible Enumeration]		units [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,381,137
Investment, Identifier [Axis]: NT Collective Extended Equity DC NL CT | units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NT Collective Extended Equity DC NL CT [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		154,358
EBP, Investment, Current Value, Type [Extensible Enumeration]		units [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 20,921,633
Investment, Identifier [Axis]: NT Collective S&P 500 DC NL Tier CT | units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NT Collective SP 500 DC NL Tier CT [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		366,302
EBP, Investment, Current Value, Type [Extensible Enumeration]		units [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 49,875,640
Investment, Identifier [Axis]: United Bankshares, Inc. Common Stock | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		United Bankshares, Inc. Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		1,773,917
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 68,118,408
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2020 Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		97,491
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,676,125
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2025 Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		423,109
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 8,441,016
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2030 Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		372,640
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 15,773,839
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2035 Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		493,896
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 13,522,881
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2040 Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		230,984
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 11,537,655
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2045 Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		219,265
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 7,617,271
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2050 Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		164,137
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 9,730,053
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2055 Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		52,573
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,478,241
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2060 Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		40,695
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,481,564
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2065 Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		28,722
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,149,751
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2070 Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		4,095
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 130,316
Investment, Identifier [Axis]: Vanguard Target Retirement Income Inv | shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement Income Inv [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares		119,102
EBP, Investment, Current Value, Type [Extensible Enumeration]		shares [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,651,941
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		3.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.50%

[1]	Represents a party-in-interest to the Plan.